RELATED PARTIES - Benefits to directors (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) director	Dec. 31, 2022 USD ($) director
RELATED PARTIES
Compensation to directors not employed by the Company or on its behalf | $	$ 64	$ 60
Number of directors that received the above compensation by the Company | director	3	2